Average Annual Total Returns	12 Months Ended
Nov. 30, 2014
Vanguard New York Long-Term Tax-Exempt Fund | Vanguard New York Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	10.83%
Five Years	5.13%
Ten Years	4.39%
Inception Date	Apr. 07, 1986
Vanguard New York Long-Term Tax-Exempt Fund | Vanguard New York Long-Term Tax-Exempt Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	10.91%
Five Years	5.22%
Ten Years	4.47%
Inception Date	May 14, 2001
Vanguard New York Tax-Exempt Money Market Fund | Vanguard New York Tax-Exempt Money Market Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	0.01%
Five Years	0.04%
Ten Years	1.17%
Inception Date	Sep. 03, 1997
Return After Taxes on Distributions | Vanguard New York Long-Term Tax-Exempt Fund | Vanguard New York Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	10.83%
Five Years	5.13%
Ten Years	4.37%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard New York Long-Term Tax-Exempt Fund | Vanguard New York Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.73%
Five Years	4.81%
Ten Years	4.29%
New York Tax-Exempt Money Market Funds Average | Vanguard New York Tax-Exempt Money Market Fund | Vanguard New York Tax-Exempt Money Market Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	none
Five Years	0.01%
Ten Years	0.96%
Barclays NY Municipal Bond Index | Vanguard New York Long-Term Tax-Exempt Fund | Vanguard New York Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	8.60%
Five Years	4.89%
Ten Years	4.67%
Barclays NY Municipal Bond Index | Vanguard New York Long-Term Tax-Exempt Fund | Vanguard New York Long-Term Tax-Exempt Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	8.60%
Five Years	4.89%
Ten Years	4.67%